Financial Information For The Company And Its Subsidiaries (Schedule Of Condensed Consolidating Statement Of Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jan. 31, 2015	Nov. 01, 2014	Aug. 02, 2014	May. 03, 2014	Feb. 01, 2014	Nov. 02, 2013	Aug. 03, 2013	May. 04, 2013	Jan. 31, 2015	Feb. 01, 2014	Feb. 02, 2013
Condensed Income Statements, Captions [Line Items]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax									$ (514)	$ 819	$ (155)
Net sales	$ 615,393	$ 729,277	$ 635,877	$ 591,162	$ 599,962	$ 702,788	$ 621,706	$ 588,656	2,571,709	2,513,113	2,477,796
Cost of goods sold									1,531,609	1,498,825	1,489,221
Gross profit	247,387	290,730	259,642	242,341	241,407	278,240	254,626	240,016	1,040,100	1,014,288	988,575
Selling and administrative expenses									910,682	909,749	891,666
Restructuring and other special charges, net									3,484	1,262	22,431
Impairment of assets held for sale									0	4,660	0
Operating earnings									125,934	98,617	74,478
Interest expense									(20,445)	(21,254)	(22,973)
Gains (Losses) on Extinguishment of Debt									(420)	0	0
Interest income									379	377	322
Intercompany interest income (expense)									0		0
Gain (Loss) on Disposition of Stock in Subsidiary									4,679	(576)	0
Earnings before income taxes from continuing operations									110,127	77,740	51,827
Income tax benefit (provision)									(27,184)	(23,758)	(16,656)
Equity in earnings (loss) of subsidiaries, net of tax									0
Net earnings from continuing operations									82,943	53,982	35,171
Loss (earnings) from discontinued operations, net of tax									0	(4,574)	(4,437)
Disposition/impairment of discontinued operations, net of tax									0	(11,512)	(3,530)
Equity in earnings (loss) from discontinuing operations of subsidiaries, net of tax										0
Net earnings (loss) from discontinued operations									0	(16,086)	(7,967)
Net earnings	16,191	33,237	18,039	15,476	6,161	27,284	15,283	(10,832)	82,943	37,896	27,204
Other Comprehensive Income Loss Foreign Currency Translation Adjustment Net Of Tax									(3,145)	(4,538)	475
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax									(10,349)	19,529	(9,061)
Less: Net earnings (loss) attributable to noncontrolling interests									93	(177)	(287)
Net earnings attributable to Brown Shoe Company, Inc.	$ 16,244	$ 33,113	$ 18,064	$ 15,429	$ 6,164	$ 27,314	$ 15,357	$ (10,762)	82,850	38,073	27,491
Comprehensive (loss) income									68,935	53,706	18,463
Comprehensive (loss) income attributable to noncontrolling interest									49	(109)	(275)
Comprehensive (loss) income attributable to Brown Shoe Company, Inc.									68,886	53,815	18,738
Other Comprehensive (Income) Loss, Net of Tax, Portion Attributable to Noncontrolling Interest									0	0	0
Other Comprehensive Income (Loss), Net of Tax									(14,008)	15,792	(8,753)
Other comprehensive loss income, net of tax									(14,008)	15,810	(8,741)
Parent [Member]
Condensed Income Statements, Captions [Line Items]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax									(1,250)	(55)	134
Net sales									788,708	733,996	689,630
Cost of goods sold									570,343	549,281	528,925
Gross profit									218,365	184,715	160,705
Selling and administrative expenses									231,141	217,902	189,648
Restructuring and other special charges, net									3,484	686	12,261
Operating earnings									(16,260)	(33,873)	(41,204)
Interest expense									(20,444)	(21,163)	(22,584)
Gains (Losses) on Extinguishment of Debt									(420)
Interest income									31	23	10
Intercompany interest income (expense)									12,115	13,414	13,073
Gain (Loss) on Disposition of Stock in Subsidiary									0
Earnings before income taxes from continuing operations									(24,978)	(41,599)	(50,705)
Income tax benefit (provision)									10,599	20,427	15,892
Equity in earnings (loss) of subsidiaries, net of tax									97,229	75,331	70,271
Net earnings from continuing operations										54,159	35,458
Loss (earnings) from discontinued operations, net of tax										(5,296)	802
Disposition/impairment of discontinued operations, net of tax										0	(3,530)
Equity in earnings (loss) from discontinuing operations of subsidiaries, net of tax										(10,790)	(5,239)
Net earnings (loss) from discontinued operations										(16,086)	(7,967)
Net earnings									82,850	38,073	27,491
Other Comprehensive Income Loss Foreign Currency Translation Adjustment Net Of Tax									0
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax									10,003	(19,114)	8,871
Less: Net earnings (loss) attributable to noncontrolling interests									0
Net earnings attributable to Brown Shoe Company, Inc.									82,850	38,073	27,491
Comprehensive (loss) income									68,886	53,815	18,738
Comprehensive (loss) income attributable to noncontrolling interest									0
Comprehensive (loss) income attributable to Brown Shoe Company, Inc.									68,886	53,815	18,738
Other Comprehensive (Income) Loss, Net of Tax, Portion Attributable to Noncontrolling Interest									(2,711)	(3,317)	(16)
Other Comprehensive Income (Loss), Net of Tax									(13,964)
Other comprehensive loss income, net of tax										15,742	(8,753)
Guarantors [Member]
Condensed Income Statements, Captions [Line Items]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax									0	0	0
Net sales									1,634,375	1,631,755	1,620,861
Cost of goods sold									899,968	900,043	903,987
Gross profit									734,407	731,712	716,874
Selling and administrative expenses									633,073	629,405	631,644
Restructuring and other special charges, net									0	0	0
Operating earnings									101,334	102,307	85,230
Interest expense									(1)	(1)	(3)
Gains (Losses) on Extinguishment of Debt									0
Interest income									0	0	0
Intercompany interest income (expense)									(12,826)	(13,060)	(13,289)
Gain (Loss) on Disposition of Stock in Subsidiary									0
Earnings before income taxes from continuing operations									88,507	89,246	71,938
Income tax benefit (provision)									(34,710)	(35,727)	(28,492)
Equity in earnings (loss) of subsidiaries, net of tax									0	0	0
Net earnings from continuing operations										53,519	43,446
Loss (earnings) from discontinued operations, net of tax										0	0
Disposition/impairment of discontinued operations, net of tax										0	0
Equity in earnings (loss) from discontinuing operations of subsidiaries, net of tax										0	0
Net earnings (loss) from discontinued operations										0	0
Net earnings									53,797	53,519	43,446
Other Comprehensive Income Loss Foreign Currency Translation Adjustment Net Of Tax									0	0	0
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax									0	0	0
Less: Net earnings (loss) attributable to noncontrolling interests									0
Net earnings attributable to Brown Shoe Company, Inc.									53,797	53,519	43,446
Comprehensive (loss) income									53,797	53,519	43,446
Comprehensive (loss) income attributable to noncontrolling interest									0	0	0
Comprehensive (loss) income attributable to Brown Shoe Company, Inc.									53,797	53,519	43,446
Other Comprehensive (Income) Loss, Net of Tax, Portion Attributable to Noncontrolling Interest									0	0	0
Other Comprehensive Income (Loss), Net of Tax									0
Other comprehensive loss income, net of tax										0	0
Non-Guarantors [Member]
Condensed Income Statements, Captions [Line Items]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax									736	874	(289)
Net sales									329,765	361,277	401,953
Cost of goods sold									213,716	236,113	265,397
Gross profit									116,049	125,164	136,556
Selling and administrative expenses									75,189	89,745	95,934
Restructuring and other special charges, net									0	576	10,170
Impairment of assets held for sale										4,660
Operating earnings									40,860	30,183	30,452
Interest expense									0	90	386
Gains (Losses) on Extinguishment of Debt									0
Interest income									348	354	312
Intercompany interest income (expense)									711	(354)	216
Gain (Loss) on Disposition of Stock in Subsidiary									4,679
Earnings before income taxes from continuing operations									46,598	30,093	30,594
Income tax benefit (provision)									(3,073)	(8,458)	(4,056)
Equity in earnings (loss) of subsidiaries, net of tax									37	(168)	(680)
Net earnings from continuing operations										21,467	25,858
Loss (earnings) from discontinued operations, net of tax										722	(5,239)
Disposition/impairment of discontinued operations, net of tax										(11,512)	0
Equity in earnings (loss) from discontinuing operations of subsidiaries, net of tax										0
Net earnings (loss) from discontinued operations										(10,790)	(5,239)
Net earnings									43,562	10,677	20,619
Other Comprehensive Income Loss Foreign Currency Translation Adjustment Net Of Tax									(3,145)	(4,538)	475
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax									346	415	(190)
Less: Net earnings (loss) attributable to noncontrolling interests									93	(177)	(287)
Net earnings attributable to Brown Shoe Company, Inc.									43,469	10,854	20,906
Comprehensive (loss) income									40,807	7,428	20,615
Comprehensive (loss) income attributable to noncontrolling interest									49	(109)	(275)
Comprehensive (loss) income attributable to Brown Shoe Company, Inc.									40,758	7,537	20,890
Other Comprehensive (Income) Loss, Net of Tax, Portion Attributable to Noncontrolling Interest									0	0	0
Other Comprehensive Income (Loss), Net of Tax									(2,755)
Other comprehensive loss income, net of tax										(3,249)	(4)
Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax									0
Net sales									(181,139)	(213,915)	(234,648)
Cost of goods sold									(152,418)	(186,612)	(209,088)
Gross profit									(28,721)	(27,303)	(25,560)
Selling and administrative expenses									(28,721)	(27,303)	(25,560)
Restructuring and other special charges, net									0	0
Operating earnings									0
Interest expense									0
Gains (Losses) on Extinguishment of Debt									0
Interest income									0
Intercompany interest income (expense)									0
Gain (Loss) on Disposition of Stock in Subsidiary									0
Earnings before income taxes from continuing operations									0	0
Income tax benefit (provision)									0
Equity in earnings (loss) of subsidiaries, net of tax									(97,266)	(75,163)	(69,591)
Net earnings from continuing operations										(75,163)	(69,591)
Loss (earnings) from discontinued operations, net of tax										0
Disposition/impairment of discontinued operations, net of tax										0
Equity in earnings (loss) from discontinuing operations of subsidiaries, net of tax										10,790	5,239
Net earnings (loss) from discontinued operations										10,790	5,239
Net earnings									(97,266)	(64,373)	(64,352)
Other Comprehensive Income Loss Foreign Currency Translation Adjustment Net Of Tax									0
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax									0
Less: Net earnings (loss) attributable to noncontrolling interests									0
Net earnings attributable to Brown Shoe Company, Inc.									(97,266)	(64,373)	(64,352)
Comprehensive (loss) income									(94,555)	(61,056)	(64,336)
Comprehensive (loss) income attributable to noncontrolling interest									0
Comprehensive (loss) income attributable to Brown Shoe Company, Inc.									(94,555)	(61,056)	(64,336)
Other Comprehensive (Income) Loss, Net of Tax, Portion Attributable to Noncontrolling Interest									2,711	3,317	16
Other Comprehensive Income (Loss), Net of Tax									$ 2,711
Other comprehensive loss income, net of tax										$ 3,317	$ 16